SHORT-TERM DEBT AND LONG-TERM DEBT - Main debt funding (Details) R$ in Thousands, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2025 BRL (R$)	Mar. 31, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 USD ($)	Apr. 30, 2025 BRL (R$)	Apr. 30, 2025 USD ($)	Feb. 28, 2025 BRL (R$)
SHORT-TERM DEBT AND LONG-TERM DEBT
Proceeds from loans and financing				R$ 9,221,436	R$ 3,918,019	R$ 1,776,684
Top-tier financial institution
SHORT-TERM DEBT AND LONG-TERM DEBT
Debt amount											R$ 1,165,000
Financing agreement with a top-tier financial institution
SHORT-TERM DEBT AND LONG-TERM DEBT
Proceeds from loans and financing		R$ 300,000
Debt backed by export contracts
SHORT-TERM DEBT AND LONG-TERM DEBT
Debt amount									R$ 303,000	$ 50
Debt backed by agricultural activities
SHORT-TERM DEBT AND LONG-TERM DEBT
Debt amount									R$ 750,000
Bond maturing in 2035
SHORT-TERM DEBT AND LONG-TERM DEBT
Debt amount							R$ 3,624,000	$ 650
Short-term debt from top-tier financial institutions
SHORT-TERM DEBT AND LONG-TERM DEBT
Debt amount	R$ 450,000
Loan, maturity term	6 months
Financing arrangements with Brazilian Development Bank
SHORT-TERM DEBT AND LONG-TERM DEBT
Debt amount			R$ 566,000	R$ 566,000
Proceeds from loans and financing			R$ 317,000